Impairment testing of acquired development programs not yet available for use (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Carrying Amount of Acquired Development Programs
Acquired development programs not yet available for use are assessed annually for impairment. The carrying amount of acquired development programs is as follows:

	December 31,
	2021	2020
	£’000s	£’000s
BPS-804 (setrusumab)	2,159	11,616
MPH-966 (alvelestat)	8,208	5,835
BSG-649 (leflutrozole)	9,886	9,886
BCT-197 (acumapimod)	4,311	4,311

Total	24,564	31,648